SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Fair value of financial instruments
Convertible subordinated notes estimated fair value	$ 14,323	$ 13,937
Customer advances
Restricted cash held by trustees	10,133	1,549
Short-term advances from customers held by trustees	$ 6,553	$ 1,551